Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Carrying value and fair value of financial assets

Carrying value and fair value of financial assets and liabilities are summarized as follows:

	December 31, 2019		December 31, 2018
Classification ($000s)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets at fair value through profit or loss	33,251	33,251	53,074	53,074
Financial assets at amortized cost	10,681	10,681	12,014	12,014
Financial liabilities at fair value through profit or loss	217	217	-	-
Financial liabilities at amortized cost	69,197	69,695	80,362	81,228

Carrying value and fair value of financial liabilities

Carrying value and fair value of financial assets and liabilities are summarized as follows:

	December 31, 2019		December 31, 2018
Classification ($000s)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets at fair value through profit or loss	33,251	33,251	53,074	53,074
Financial assets at amortized cost	10,681	10,681	12,014	12,014
Financial liabilities at fair value through profit or loss	217	217	-	-
Financial liabilities at amortized cost	69,197	69,695	80,362	81,228

Schedule of outstanding derivative commodity contract positions

The following table summarizes TransGlobe’s outstanding derivative commodity contract positions as at December 31, 2019, the fair values of which have been presented on the Consolidated Balance Sheet:

Financial Brent crude oil contracts
Period Hedged	Contract	Remaining Volume (bbl)	Monthly Volume (bbl)	Bought Put US$/bbl	Sold Call US$/bbl	Sold Put US$/bbl
Jul 2020 - Dec 2020	3-Way Collar	300,000	50,000	54.00	70.00	45.00
Jan 2020 - Jun 2020	3-Way Collar	300,000	50,000	54.00	70.00	46.50
Jan 2020 - Jun 2020	3-Way Collar	150,000	25,000	55.00	72.70	45.00

Schedule of loss on financial instruments

The losses on financial instruments for 2019 and 2018 are comprised as follows:

	Years ended December 31
($000s)	2019	2018
Realized derivative loss on commodity contracts settled during the year	1,259	16,386
Unrealized derivative loss (gain) on commodity contracts outstanding at year end	1,586	(9,335)
Loss on financial instruments	2,845	7,051

Information about credit quality of neither past due nor impaired financial assets [text block]

Trade and other receivables are analyzed in the table below.

($000s)	December 31, 2019	December 31, 2018
Neither impaired nor past due	3,636	5,540
Not impaired and past due in the following period:
Within 30 days	226	829
31-60 days	131	212
61-90 days	5,672	102
Over 90 days	1,016	5,331
Accounts receivable	10,681	12,014

Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The following are the contractual maturities of financial liabilities at December 31, 2019:
		Payment Due by Period[1,2]
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	32,156	32,156	-	-	-
Long-term debt[3]	Yes-Liability	37,539	-	37,539	-	-
Other long-term liabilities	Yes-Liability	614	-	614	-	-
Derivative commodity contracts	Yes-Liability	217	217	-	-	-
Total		70,526	32,373	38,153	-	-
[1]	Payments exclude on-going operating costs, finance costs and payments required to settle derivatives.
[2]	Payments denominated in foreign currencies have been translated at December 31, 2019 exchange rates.
[3]	Excludes deferred financing costs of $0.5 million.
The principal commitments of the Company are as follows:
			Payment Due by Period[1,2]
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	32,156	32,156	-	-	-
Long-term debt	Yes-Liability	37,539	-	37,539	-	-
Other long-term liabilities	Yes-Liability	614	-	614	-	-
Derivative commodity contracts	Yes-Liability	217	217	-	-	-
Total		70,526	32,373	38,153	-	-

[1]	Payments exclude ongoing operating costs, finance costs and payments made to settle derivatives.
[2]	Payments denominated in foreign currencies have been translated at December 31, 2019 exchange rates.
[3]	Excludes deferred financing costs of $0.5 million.

Disclosure of objectives, policies and processes for managing capital [text block]

The Company defines and computes its capital as follows:

($000s)	2019	2018
Long-term debt, including the current portion (net of unamortized transaction costs)	37,041	52,355
Current assets	(65,786)	(78,994)
Current liabilities	33,592	28,007
Net debt obligations	4,847	1,368
Shareholders’ equity	214,490	220,291
Total capital	219,337	221,659